UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
May 31, 2015
unaudited
Bonds, notes & other debt instruments 98.42% U.S. Treasury bonds & notes 56.50% U.S. Treasury 44.66%	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2015	$6,900	$6,906
U.S. Treasury 0.625% 2016	8,890	8,916
U.S. Treasury 4.50% 2016	14,950	15,404
U.S. Treasury 1.25% 2018	60,925	61,220
U.S. Treasury 1.25% 2018	45,350	45,545
U.S. Treasury 1.375% 2018	8,600	8,685
U.S. Treasury 1.50% 2019	304,050	305,488
U.S. Treasury 1.50% 2019	116,750	117,758
U.S. Treasury 1.50% 2019	17,000	17,076
U.S. Treasury 1.625% 2019[1]	252,425	255,689
U.S. Treasury 1.625% 2019	88,900	89,993
U.S. Treasury 1.625% 2019	50,000	50,447
U.S. Treasury 1.75% 2019	74,000	75,194
U.S. Treasury 3.625% 2019	36,000	39,386
U.S. Treasury 1.125% 2020	73,375	72,171
U.S. Treasury 1.25% 2020	102,550	101,669
U.S. Treasury 1.375% 2020	115,000	114,407
U.S. Treasury 1.375% 2020	27,000	26,908
U.S. Treasury 1.375% 2020	3,250	3,236
U.S. Treasury 1.50% 2020	100,000	100,075
U.S. Treasury 2.00% 2020	5,900	6,026
U.S. Treasury 8.75% 2020	5,255	7,158
U.S. Treasury 2.00% 2021	550	557
U.S. Treasury 2.25% 2021	209,525	215,911
U.S. Treasury 8.00% 2021	3,400	4,695
U.S. Treasury 1.50% 2022	1,500	1,468
U.S. Treasury 1.625% 2022	83,758	82,056
U.S. Treasury 1.75% 2022	345,000	342,564
U.S. Treasury 1.75% 2022	125,000	124,075
U.S. Treasury 1.75% 2022	94,000	93,280
U.S. Treasury 1.75% 2022	750	745
U.S. Treasury 1.875% 2022	160,000	160,088
U.S. Treasury 2.50% 2023	31,325	32,536
U.S. Treasury 2.75% 2023	150,650	159,239
U.S. Treasury 2.375% 2024	2,850	2,916
U.S. Treasury 2.75% 2024	112,700	118,985
U.S. Treasury 2.00% 2025	4,000	3,954
U.S. Treasury 2.125% 2025	40,000	40,004
U.S. Treasury 6.25% 2030	5,250	7,739
U.S. Treasury 2.875% 2043	26,609	26,434
U.S. Treasury 3.125% 2043	17,450	18,192
U.S. Treasury 3.625% 2043	12,900	14,750
U.S. Treasury 3.00% 2045	35,000	35,848
		3,015,393
U.S. Government Securities Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 11.84%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	$44,354	$44,670
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,391	21,523
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,789	24,222
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,771	7,784
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,568	7,518
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,350	6,433
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	86,497	85,554
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	249,178	248,076
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	59,489	71,117
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	892	1,040
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	27,805	30,759
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	264,114	250,832
		799,528
Total U.S. Treasury bonds & notes		3,814,921
Mortgage-backed obligations 32.57% Federal agency mortgage-backed obligations 32.57%
Fannie Mae 3.358% 2017[3]	3,424	3,580
Fannie Mae 10.50% 2018[3]	229	259
Fannie Mae 5.50% 2023[3]	1,113	1,228
Fannie Mae 6.00% 2024[3]	664	758
Fannie Mae 10.484% 2025[3,4]	352	389
Fannie Mae 6.00% 2026[3]	36	41
Fannie Mae 6.50% 2027[3]	1,173	1,344
Fannie Mae 6.50% 2027[3]	459	527
Fannie Mae 5.00% 2028[3]	597	663
Fannie Mae 8.00% 2031[3]	743	872
Fannie Mae 3.00% 2035[3]	32,749	33,767
Fannie Mae 3.00% 2035[3]	20,221	20,850
Fannie Mae 3.00% 2035[3]	5,954	6,139
Fannie Mae 6.50% 2037[3]	433	495
Fannie Mae 6.50% 2037[3]	417	461
Fannie Mae 6.50% 2037[3]	159	182
Fannie Mae 7.00% 2037[3]	553	615
Fannie Mae 7.00% 2037[3]	294	327
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	77	87
Fannie Mae 6.00% 2038[3]	222	252
Fannie Mae 7.00% 2038[3]	1,108	1,233
Fannie Mae 4.00% 2041[3]	18,950	20,551
Fannie Mae 5.00% 2041[3]	2,669	3,032
Fannie Mae 5.00% 2041[3]	1,974	2,233
Fannie Mae 5.00% 2041[3]	1,374	1,561
Fannie Mae 5.00% 2041[3]	886	1,007
Fannie Mae 4.00% 2042[3]	13,281	14,397
Fannie Mae 4.00% 2042[3]	783	849
Fannie Mae 4.00% 2043[3]	6,457	7,000
Fannie Mae 3.50% 2045[3,5]	109,000	113,509
Fannie Mae 4.00% 2044[3]	5,722	6,201
Fannie Mae, Series 2001-4, Class NA, 9.814% 2025[3,4]	78	87
Fannie Mae, Series 2001-20, Class E, 5.565% 2031[3,4]	14	16
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	377	424
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,661	1,477
U.S. Government Securities Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	$1,116	$998
Fannie Mae, Series 2006-65, Class PF, 0.465% 2036[3,4]	1,401	1,403
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3,4]	382	422
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.73% 2048[3,4,6]	415	416
Freddie Mac 10.00% 2025[3]	177	193
Freddie Mac 6.00% 2026[3]	472	536
Freddie Mac 6.00% 2027[3]	2,373	2,702
Freddie Mac 3.50% 2034[3]	11,202	11,770
Freddie Mac 3.00% 2035[3]	22,827	23,490
Freddie Mac 3.50% 2035[3]	38,595	40,568
Freddie Mac 3.50% 2035[3]	22,529	23,680
Freddie Mac 3.50% 2035[3]	7,397	7,775
Freddie Mac 2.377% 2036[3,4]	694	744
Freddie Mac 6.50% 2037[3]	155	177
Freddie Mac 5.00% 2041[3]	6,421	7,275
Freddie Mac 4.00% 2043[3]	9,891	10,682
Freddie Mac 4.00% 2043[3]	5,149	5,561
Freddie Mac 4.00% 2043[3]	4,108	4,453
Freddie Mac 4.00% 2043[3]	2,500	2,699
Freddie Mac 4.00% 2043[3]	1,678	1,812
Freddie Mac 4.00% 2044[3]	4,262	4,622
Freddie Mac 3.50% 2045[3,5]	4,750	4,951
Freddie Mac, Series 2289, Class NA, 9.961% 2020[3,4]	40	42
Freddie Mac, Series 2289, Class NB, 9.05% 2022[3,4]	18	20
Freddie Mac, Series 1567, Class A, 0.586% 2023[3,4]	15	15
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	51	52
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	2,098	1,809
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	942	804
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	823	748
Freddie Mac, Series 3156, Class PF, 0.436% 2036[3,4]	2,491	2,492
Government National Mortgage Assn. 10.00% 2019[3]	139	154
Government National Mortgage Assn. 10.00% 2021[3]	63	73
Government National Mortgage Assn. 6.50% 2029[3]	916	1,045
Government National Mortgage Assn. 6.50% 2032[3]	797	916
Government National Mortgage Assn. 6.50% 2037[3]	546	621
Government National Mortgage Assn. 5.50% 2038[3]	721	822
Government National Mortgage Assn. 5.50% 2038[3]	98	106
Government National Mortgage Assn. 6.00% 2038[3]	847	975
Government National Mortgage Assn. 6.50% 2038[3]	549	626
Government National Mortgage Assn. 6.50% 2038[3]	482	545
Government National Mortgage Assn. 6.50% 2038[3]	289	328
Government National Mortgage Assn. 6.50% 2038[3]	198	225
Government National Mortgage Assn. 4.00% 2039[3]	1,025	1,103
Government National Mortgage Assn. 5.00% 2039[3]	2,497	2,789
Government National Mortgage Assn. 6.00% 2039[3]	4,815	5,549
Government National Mortgage Assn. 6.50% 2039[3]	928	1,081
Government National Mortgage Assn. 4.50% 2040[3]	1,938	2,125
Government National Mortgage Assn. 5.00% 2040[3]	1,019	1,141
Government National Mortgage Assn. 5.00% 2040[3]	721	807
Government National Mortgage Assn. 5.50% 2040[3]	7,415	8,434
Government National Mortgage Assn. 3.50% 2041[3]	1,034	1,074
Government National Mortgage Assn. 4.00% 2041[3]	353	366
Government National Mortgage Assn. 4.50% 2041[3]	22,989	24,985
Government National Mortgage Assn. 5.00% 2041[3]	12,275	13,478
U.S. Government Securities Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.00% 2041[3]	$215	$230
Government National Mortgage Assn. 5.50% 2041[3]	696	756
Government National Mortgage Assn. 5.50% 2041[3]	418	454
Government National Mortgage Assn. 5.50% 2041[3]	251	273
Government National Mortgage Assn. 6.00% 2041[3]	91	101
Government National Mortgage Assn. 6.50% 2041[3]	3,828	4,167
Government National Mortgage Assn. 3.50% 2042[3]	808	852
Government National Mortgage Assn. 4.00% 2042[3]	4,644	4,924
Government National Mortgage Assn. 4.00% 2042[3]	2,515	2,652
Government National Mortgage Assn. 3.50% 2043[3]	6,182	6,500
Government National Mortgage Assn. 4.00% 2044[3]	39,059	41,657
Government National Mortgage Assn. 4.00% 2044[3]	19,709	21,027
Government National Mortgage Assn. 3.50% 2045[3,5]	500,000	521,992
Government National Mortgage Assn. 3.50% 2045[3,5]	273,150	285,922
Government National Mortgage Assn. 4.00% 2045[3,5]	467,050	496,733
Government National Mortgage Assn. 4.00% 2045[3,5]	145,000	154,385
Government National Mortgage Assn. 4.00% 2045[3]	21,114	22,081
Government National Mortgage Assn. 4.00% 2045[3]	17,848	18,534
Government National Mortgage Assn. 5.922% 2058[3]	7,732	8,141
Government National Mortgage Assn. 6.172% 2058[3]	196	203
Government National Mortgage Assn. 6.22% 2058[3]	1,319	1,385
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032[3]	1,555	1,595
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	3,201	3,459
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	1,997	2,110
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	19,749	20,573
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.428% 2060[3,4]	43,144	47,014
National Credit Union Administration, Series 2010-R2, Class 1A, 0.551% 2017[3,4]	581	582
National Credit Union Administration, Series 2011-R3, Class 1A, 0.58% 2020[3,4]	1,289	1,294
National Credit Union Administration, Series 2011-R1, Class 1A, 0.631% 2020[3,4]	791	795
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	13,212	13,897
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	16,123	17,975
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	12,746	13,465
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	4,915	5,281
Total mortgage-backed obligations		2,199,714
Federal agency bonds & notes 9.35%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,853	1,886
Fannie Mae 1.25% 2017	7,610	7,688
Fannie Mae 5.00% 2017	4,410	4,736
Fannie Mae 1.50% 2020	15,000	14,915
Fannie Mae 2.625% 2024	19,065	19,491
Fannie Mae 7.125% 2030	3,000	4,553
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	681	682
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.468% 2017[3,4]	954	956
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,465
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,663
Fannie Mae, Series 2014-M1, multifamily 3.324% 2023[3,4]	3,600	3,793
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[3,4]	6,525	6,995
Federal Farm Credit Banks 0.233% 2017[4]	10,825	10,830
Federal Farm Credit Banks 0.24% 2017[4]	8,861	8,865
Federal Farm Credit Banks 0.60% 2017	74,292	74,181
Federal Home Loan Bank 0.375% 2015	61,000	61,021
Federal Home Loan Bank 0.375% 2016	28,875	28,892
Federal Home Loan Bank 0.50% 2016	11,605	11,605
U.S. Government Securities Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank, Series 2816, 1.00% 2017	$43,705	$43,944
Federal Home Loan Bank 3.375% 2023	14,160	15,329
Federal Home Loan Bank 5.50% 2036	700	934
Freddie Mac 1.75% 2015	33,375	33,505
Freddie Mac 1.00% 2017	13,025	13,095
Freddie Mac 1.00% 2017	5,355	5,382
Freddie Mac 1.25% 2019	51,820	51,378
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	3,225	3,331
Freddie Mac, Series KGRP, Class A, multifamily 0.556% 2020[3,4]	3,095	3,111
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	2,935	3,030
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,161	2,248
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,834	1,827
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,535	2,635
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,228
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,277
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[3]	3,075	3,221
Private Export Funding Corp. 1.45% 2019	5,250	5,205
Private Export Funding Corp. 2.25% 2020	10,000	10,204
Private Export Funding Corp. 3.55% 2024	11,150	11,931
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	6	6
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	343	369
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	149	161
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	574	630
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	1,672	1,795
Tennessee Valley Authority 1.875% 2022	18,350	17,763
Tennessee Valley Authority 4.65% 2035	3,930	4,573
Tennessee Valley Authority 5.88% 2036	2,750	3,676
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,419
Tennessee Valley Authority, Series B, 3.50% 2042	4,185	4,111
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,907
TVA Southaven 3.846% 2033[3]	2,902	3,064
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	32,219
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,579
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,215
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,145
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,946
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	20,086
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	983	993
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,731	1,832
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,920	2,066
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,514	1,618
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,893	1,932
		631,137
Total bonds, notes & other debt instruments (cost: $6,572,672,000)		6,645,772
Short-term securities 27.61%
Bank of New York Mellon Corp. 0.05% due 6/1/2015[6]	100,000	99,999
Colgate-Palmolive Co. 0.06% due 6/11/2015[6]	45,000	44,999
Estée Lauder Companies Inc. 0.10% due 6/18/2015[6]	20,000	19,999
U.S. Government Securities Fund — Page 5 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Fannie Mae 0.13%–0.21% due 6/1/2015–1/4/2016	$177,100	$177,039
Federal Farm Credit Banks 0.19% due 1/4/2016	25,000	24,982
Federal Home Loan Bank 0.04%–0.20% due 6/5/2015–1/20/2016	924,800	924,622
Freddie Mac 0.07%–0.18% due 8/5/2015–1/4/2016	250,050	249,951
General Electric Co. 0.08% due 6/1/2015	112,800	112,799
John Deere Capital Corp. 0.10% due 6/12/2015[6]	50,000	49,998
National Rural Utilities Cooperative Finance Corp. 0.10% due 6/2/2015–6/15/2015	100,000	99,996
Wal-Mart Stores, Inc. 0.05% due 6/10/2015[6]	60,000	59,999
Total short-term securities (cost: $1,864,012,000)		1,864,383
Total investment securities 126.03% (cost: $8,436,684,000)		8,510,155
Other assets less liabilities (26.03)%		(1,757,738)
Net assets 100.00%		$6,752,417

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $55,197,000, which represented .82% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $275,410,000, which represented 4.08% of the net assets of the fund.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,348,672,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$8,200,000	$(410)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	500,000	(1,330)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.834	3/27/2017	100,000	96
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8355	5/20/2017	200,000	6
Receive	LCH.Clearnet	3-month USD-LIBOR	1.3055	5/31/2017	994,000	924
Receive	LCH.Clearnet	3-month USD-LIBOR	1.254	2/13/2018	100,000	459
Receive	LCH.Clearnet	3-month USD-LIBOR	1.278	3/19/2018	300,000	1,416
Pay	LCH.Clearnet	3-month USD-LIBOR	1.948	5/30/2018	1,009,000	(1,302)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.865	1/30/2019	173,693	(21)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	171,000	(188)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	2/2/2019	173,000	(221)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.21	3/6/2019	102,000	583
Receive	LCH.Clearnet	3-month USD-LIBOR	1.775	4/10/2019	205,500	(725)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	234,800	3,313
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	146,600	2,101
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	58,600	830
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	115,000	1,349
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	108,000	1,600
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	112,000	1,538
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	112,000	1,404
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	108,000	1,356
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	132,000	2,393
U.S. Government Securities Fund — Page 6 of 9

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785%	1/2/2020	$90,000	$944
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	670,000	(3,638)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	160,000	597
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	90,000	375
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	216,000	1,547
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	133,000	110
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	180,000	364
Receive	LCH.Clearnet	3-month USD-LIBOR	1.654	6/1/2020	135,000	142
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	163,000	1,358
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75918	4/29/2022	187,000	2,023
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(4,079)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(5,108)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	63,000	(2,854)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4325	1/29/2025	76,000	1,342
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	203,000	5,256
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3775	2/3/2025	76,000	1,534
Pay	LCH.Clearnet	3-month USD-LIBOR	2.40375	2/3/2025	76,000	1,446
Receive	LCH.Clearnet	3-month USD-LIBOR	2.217	2/23/2025	67,900	134
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7975	3/4/2025	46,000	94
Pay	LCH.Clearnet	3-month USD-LIBOR	2.47	4/8/2025	91,000	1,517
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	80,000	(11,846)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	27,000	(3,242)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	28,000	(3,545)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(494)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	20,000	1,304
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3295	4/16/2045	18,000	1,229
Pay	LCH.Clearnet	3-month USD-LIBOR	2.625	6/2/2045	10,500	—
						$1,681
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
U.S. Government Securities Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2015, all of the fund’s investments were classified as Level 2.
U.S. Government Securities Fund — Page 8 of 9

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$88,677
Gross unrealized depreciation on investment securities	(23,894)
Net unrealized appreciation on investment securities	64,783
Cost of investment securities	8,445,372

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0715O-S49221	U.S. Government Securities Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2015